Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net income for the period	$ 2,005	$ 20,977	$ 30,475	$ 30,428
Items not affecting cash:
Depreciation, depletion and amortization	7,796	5,439	15,093	10,016
Other income	1,470	916	2,700	1,231
Loss on change in fair value of consideration payable	15,788	1,034	14,823	2,979
Share-based compensation expense	619	1,349	1,148	1,508
Foreign exchange gain	(5,144)	2,207	(10,681)	(20,038)
Gain on change in estimate of decommissioning provisions	(6,505)		(6,505)
Income tax expense	36,067	1,064	52,506	20,770
Operating cash flows before non-cash working capital	52,096	32,986	99,559	46,894
Changes in non-cash working capital:
Trade and other receivables	(11,065)	(478)	(21,785)	49,492
Inventories	(17,053)	(1,081)	(14,359)	(5,290)
Prepaid expenses and deposits	(9,326)	(3,718)	(3,077)	(2,696)
Trade payables and accrued liabilities	(3,101)	3,443	(8,350)	(5,655)
Deferred revenue	12,426		12,426
Current income taxes payable	(3,682)	(264)	(35,215)	(32,082)
Other liabilities	(4,917)	5,735	(5,004)	(11,413)
Decommissioning and restoration provision	(12)	(3,752)	(55)	(90)
Net cash generated by operating activities	15,366	32,871	24,140	39,160
Investing activities:
Expenditures on mineral properties, plant and equipment	(6,513)	(4,809)	(16,371)	(12,084)
Proceeds on disposition of mineral properties, plant and equipment	82	(118)	82	312
Purchases of marketable securities	(5,736)	(22,621)	(12,786)	(22,621)
Maturities of marketable securities	5,479	4,926	12,529	4,926
Payment of consideration payable for acquisition of Sinchi Wayra		(7,500)		(17,500)
Net cash used in investing activities	(6,688)	(30,122)	(16,546)	(46,967)
Financing activities:
Proceeds from exercise of options	475		1,102
Proceeds from loans payable	30,622	10,502	54,969	44,057
Repayments of loans payable	(32,051)	(5,148)	(56,662)	(30,500)
Lease payments on plant and equipment		(722)	(834)	(1,559)
Net cash provided by (used in) financing activities	(954)	4,632	(1,425)	11,998
Effect of exchange rate on changes in cash	23	89	(38)	85
Net change in cash and cash equivalents	7,747	7,470	6,131	4,276
Cash and cash equivalents – beginning of period	42,651	32,527	44,267	35,721
Cash and cash equivalents – end of period	50,398	39,997	50,398	39,997
Interest expense	1,370	223	2,455	436
Income taxes	$ 7,130	$ 3,628	$ 43,161	$ 22,865